COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Annual Lease Payments under Operating Lease Agreements
Future minimum annual lease payments under operating lease agreements as of December 31, 2012 are as follows:

	Rental of premises	Lease of motor vehicles

2013	$5,057	$1,583
2014	4,387	1,063
2015	2,999	181
2016	2,834	9
2017	2,803	-
Thereafter	5,321	-
	$23,401	$2,836